Leases - Schedule of Carrying Amounts of Right-of-Use Assets (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Carrying Amounts of Right-of-Use Assets [Line Items]
Right-of-use assets, Beginning balance	$ 322,332	$ 177,429
Addition	234,435	223,755
Depreciation expense	(122,016)	(74,662)
Foreign currency translation	17,040	(4,190)
Right-of-use assets, Ending balance	451,791	322,332
Office Premise [Member]
Schedule of Carrying Amounts of Right-of-Use Assets [Line Items]
Right-of-use assets, Beginning balance	81,632	79,382
Addition	34,674	57,528
Depreciation expense	(57,859)	(53,743)
Foreign currency translation	3,808	(1,535)
Right-of-use assets, Ending balance	62,255	81,632
Security Equipment [Member]
Schedule of Carrying Amounts of Right-of-Use Assets [Line Items]
Right-of-use assets, Beginning balance	240,700	98,047
Addition	199,761	166,227
Depreciation expense	(64,157)	(20,919)
Foreign currency translation	13,232	(2,655)
Right-of-use assets, Ending balance	$ 389,536	$ 240,700